Leases (Details Narrative) - USD ($) $ in Thousands	1 Months Ended
	Jul. 31, 2017	Oct. 31, 2016	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Operating lease		$ 2,200	$ 2,422
Operating lease description		The Company entered into a long-term lease contract for approximately $2.2 million over 7 years commencing May 2017 for a new facility in Modi'in, Israel with the option to extend for an additional two periods of three years each.
Restricted deposit, non-current			362
Finance lease	$ 1,100		106
Finance lease description	The Company entered into a long-term lease contract for approximately $1.1 million over 3 years commencing April 2018 for a laboratory water purification system.
Restricted deposit, current			$ 151